Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Profit or loss [abstract]
Revenues	$ 1,000	$ 1,000		$ 1,000
Research and development expenses	7,488	2,674		5,268
Sales, general and administrative expenses	6,306	6,078		5,195
Reimbursement of legal fees	(182)	(596)		(743)
Other income				(894)
Total operating expenses	13,612	8,156		8,826
Operating Loss	12,612	7,156		7,826
Expenses (income) on account of warrants	15,655	(1,509)		(2,740)
Finance expense	61	181		576
Finance income	(254)	(151)		(93)
Finance expenses (income), net	15,462	(1,479)		(2,257)
Taxes expenses, net		216
Loss for the year	28,074	5,893		5,569
Loss attributable to:
Owners of the Company	27,999	5,850		5,200
Non-controlling interests	75	43		369
Total Loss attributable	$ 28,074	$ 5,893		$ 5,569
Loss per share data
Basic and diluted loss per ADS - USD	$ 2.44	$ (3.00)	[1]	$ (3.90)	[1]
Number of shares used in calculating basic and diluted loss per ADS	11,500,113	(1,936,778)	[1]	(1,420,530)	[1]

[1]	Restated to reflect a 1:10 reverse ratio of the ADSs, that took place in August 2020, see Note 10A.